Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 4,327	$ 7,989	$ 7,192
Other comprehensive income (loss), net of tax:
Net unrealized investment gains (losses)	(2,317)	(556)	440
Change in discount rate on insurance reserves	870	255	0
Foreign currency translation adjustments	0	(7)	3
Net cash flow hedges	17	(26)	(31)
Pension and other postretirement benefits	(168)	20	(17)
Other comprehensive income (loss)	(1,598)	(314)	395
Comprehensive income	2,729	7,675	7,587
Comprehensive (income) loss attributable to noncontrolling interests	(16)	12	(13)
Comprehensive income attributable to CVS Health	$ 2,713	$ 7,687	$ 7,574